STOCKHOLDER'S EQUITY (Details)	Apr. 24, 2026 $ / shares shares
STOCKHOLDER'S EQUITY
Common stock, shares authorized	100
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares issued	100
Common stock, shares outstanding	100